Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jan. 01, 2014 Scenario, Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%			100.00%
Defined Contribution Plan, Maximum Percentage of Before Tax Compensation Matched by Employer	6.00%
Defined Contribution Plan, Cost Recognized	$ 9.3	$ 9.3	$ 9.2